Pension Plans and Other Postretirement Benefits - Fair Value Allocation of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Level 1
Pension Plans and Other Postretirement Benefits
Fair value of plan assets	$ 44
Cash and money market funds | Level 1
Pension Plans and Other Postretirement Benefits
Fair value of plan assets	8
Fixed income funds | Level 1
Pension Plans and Other Postretirement Benefits
Fair value of plan assets	3
Equity mutual funds | Level 1
Pension Plans and Other Postretirement Benefits
Fair value of plan assets	33
Pension Plans
Pension Plans and Other Postretirement Benefits
Fair value of plan assets	$ 624	$ 613
Pension Plans | Level 1
Pension Plans and Other Postretirement Benefits
Actual plan asset allocations percent	7.00%
Pension Plans | Level 2
Pension Plans and Other Postretirement Benefits
Fair value of plan assets	$ 580
Actual plan asset allocations percent	93.00%
Pension Plans | Level 3
Pension Plans and Other Postretirement Benefits
Actual plan asset allocations percent	0.00%
Pension Plans | Cash and money market funds
Pension Plans and Other Postretirement Benefits
Fair value of plan assets	$ 8
Actual plan asset allocations percent	1.00%
Pension Plans | Fixed income funds
Pension Plans and Other Postretirement Benefits
Fair value of plan assets	$ 583
Actual plan asset allocations percent	94.00%
Pension Plans | Fixed income funds | Level 2
Pension Plans and Other Postretirement Benefits
Fair value of plan assets	$ 580
Pension Plans | Equity mutual funds
Pension Plans and Other Postretirement Benefits
Fair value of plan assets	$ 33
Actual plan asset allocations percent	5.00%